Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted		$ (0.40)	$ (0.55)	$ (2.43)	$ (5.19)
Diluted	[1]	9,736,150	3,307,577	4,335,650	3,166,460

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.